DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 10, 2024	Mar. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash receipt			$ 0	$ 331,936
Present value of note			$ 0	802,766
Oregon reporting unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate		4.00%			4.50%
Interest expense on long-term debt				12,933
Repayments of mortages				45,551
Payment of remaining mortgage	$ 371,089
Total consideration		$ 1,255,485
Carrying value of building		1,139,517
Cash receipt		331,936
Debt instrument, face amount		$ 850,000
Debt instrument, term		18 months
Present value of note		$ 802,766
Market discount rate		8.00%
Transfer fees		$ 68,065
Gain on sale of building				$ 63,250